SCHEDULE OF SEGMENTS INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenues, net	$ 936,406	$ 1,066,919	$ 3,120,615	$ 3,297,689	$ 4,089,799	$ 2,708,560
Cost of goods sold	355,740	509,723	1,163,640	1,136,411	1,613,950	1,103,160
Hotel operating costs	360,803	447,419	1,185,992	1,387,993	1,811,065	1,739,948
Total operating costs and expenses	1,538,989	1,802,174	4,613,269	4,689,682
Loss from operations	(602,583)	(735,255)	(1,492,654)	(1,391,993)	(2,498,807)	(2,569,459)
Total assets	5,648,576		5,648,576		4,842,358	5,050,884
Products [Member]
Product Information [Line Items]
Total revenues, net	745,545	897,457	2,655,192	2,405,280	2,894,970	1,851,676
Pharmacies [Member]
Product Information [Line Items]
Total revenues, net	266,664	273,416	764,495	802,118
Cost of goods sold	70,739	126,459	222,832	446,967
Operating expenses	104,840	115,006	323,904	361,200
Loss from operations	91,085	31,951	217,759	(6,049)
Total assets	487,041		487,041		425,546
Hotel [Member]
Product Information [Line Items]
Total revenues, net	190,861	169,462	465,423	892,409
Operating expenses	65,322	61,859	222,029	106,219
Hotel operating costs	360,803	447,419	1,185,992	1,387,993
Loss from operations	(235,264)	(339,816)	(942,598)	(601,803)
Total assets	2,149,991		2,149,991		1,654,165
Manufacture and Sale [Member]
Product Information [Line Items]
Total revenues, net	376,511	415,342	1,265,565	538,494
Cost of goods sold	284,502	315,555	893,568	322,207
Operating expenses	278,835	246,750	554,686	448,398
Loss from operations	(186,826)	(146,963)	(182,689)	(232,111)
Total assets	2,629,227		2,629,227		2,491,715
Direct Sales [Member]
Product Information [Line Items]
Total revenues, net	102,370	208,699	625,132	1,064,668
Cost of goods sold	499	67,709	47,240	367,237
Operating expenses	373,449	421,417	1,163,018	1,249,461
Loss from operations	(271,578)	$ (280,427)	(585,126)	$ (552,030)
Total assets	$ 382,317		$ 382,317		270,932
Operating Segments [Member]
Product Information [Line Items]
Total revenues, net					4,089,799	2,708,560
Total operating costs and expenses					6,588,606	5,278,019
Loss from operations					(2,498,807)	(2,569,459)
Total assets					4,842,358	5,050,884
Operating Segments [Member] | Products [Member]
Product Information [Line Items]
Total revenues, net					1,159,134	823,930
Cost of goods sold					393,862	171,345
Operating expenses					1,790,747	1,526,246
Loss from operations					(1,025,475)	(873,661)
Total assets					270,932	410,754
Operating Segments [Member] | Pharmacies [Member]
Product Information [Line Items]
Total revenues, net					937,655	789,347
Cost of goods sold					531,890	578,092
Operating expenses					455,906	622,835
Loss from operations					(50,141)	(411,580)
Total assets					425,546	758,675
Operating Segments [Member] | Hotel [Member]
Product Information [Line Items]
Total revenues, net					1,194,829	856,884
Operating expenses					192,963	310,902
Hotel operating costs					1,811,065	1,739,948
Loss from operations					(809,199)	(1,193,966)
Total assets					1,654,165	970,385
Operating Segments [Member] | Manufacture and Sale [Member]
Product Information [Line Items]
Total revenues, net					798,181	238,399
Cost of goods sold					688,198	353,723
Operating expenses					723,975	(25,072)
Loss from operations					(613,992)	(90,252)
Total assets					$ 2,491,715	$ 2,911,070